Nature of Operations (Tables)	6 Months Ended
Jun. 30, 2021
DeepGreen Metals Inc. [Member]
Nature of Operations (Tables) [Line Items]
Schedule of share-based consideration

Share price ($)	15	25	35	50	75	100	150	200
DeepGreen Earnout Shares (mil)	5	10	10	20	20	20	25	25